FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                        San Mateo, California 94403-1906






December 5, 2001


Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:  FRANKLIN GLOBAL TRUST {Registrant)
      File Nos. (333-46996 AND 811-10157)


Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 2001.

Sincerely yours,

FRANKLIN GLOBAL TRUST



/s/ David P. Goss
David P. Goss
Associate General Counsel


DPG:ts

cc:   Bruce G. Leto, Esq.